RELATED PARTY (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
New Dragonfly | Promissory Note with Related Party | Chief Financial Officer
Related Party Transaction [Line Items]
Repayment amount owned	$ 469